[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]


August 14, 2008


Vincent J. Di Stefano, Esq.
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E., Mail Stop 4720
Washington, DC  20549


Re:      Van Kampen Unit Trusts, Series 786 (the "Trust")
         File No. 333-152179


Dear Mr. Di Stefano:

On behalf of Van Kampen Funds Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for filing under the Securities Act of 1933, which has been blacklined to reflect changes from the initial Registration Statement filed on behalf of the Trust on July 8, 2008 (accession number 0000891804-08-002068).

The Trust consists of one underlying unit investment trust portfolio, Ibbotson Alternatives Allocation Portfolio 2008-3. As you are aware, the Trust, however, will be unable to comply with the immediate effectiveness provision of Rule 487(b)(1) under the Securities Act of 1933, as amended, because it will invest in shares of open-end mutual funds and exchange-traded funds organized as open-end funds.

The changes referenced herein have been made in part to address the comments of the Commission as set forth in your letter to the Trust, dated August 11, 2008, as well as to reflect certain minor changes to the prospectus disclosure with respect to fixed income and frontier emerging market securities, as proposed by the Depositor. We have addressed your comments and these revisions in a separate letter, addressed to you, which will be filed on even date herewith.

As previously discussed, the Trust intends to file Amendment No. 2 to the Registration Statement, and have the same declared effective, on Thursday, August 21, 2008.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Van Kampen Unit Trusts Series and Van Kampen Unit Trusts, Taxable Income Series are intended to apply to this series of the Trust. In addition, the Trust has not submitted, and does not expect to submit an exemptive application or no-action request in connection with this Registration Statement.

Please telephone the undersigned at (212) 318-6877 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Gary D. Rawitz

Gary D. Rawitz

for PAUL, HASTINGS, JANOFSKY & WALKER LLP